INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS

5. INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS

Equity method investments

The table below summarizes the movements in the carrying amount of the Group’s equity method investments for the years ended December 31, 2022, 2023 and 2024.

	2022	2023	2024
Balance at the beginning of the year	123.3	19.6	6.4
Share of profit / (loss) in equity method investments	(20.9)	(2.3)	—
Impairment loss	(2.5)	(10.9)	—
Dilution gain from changes in equity interest	9.4	—	—
Reclassification to equity securities	(89.7)	—	—
Total equity method investments	19.6	6.4	6.4

The Group’s equity method investments as of December 31, 2023 and December 31, 2024 consisted of the investments in venture capital funds.

Investments in non-marketable equity securities and other investments

The Group’s non-marketable equity securities represent investments in privately held companies that do not have readily determinable fair values. As of December 31, 2023, and December 31, 2024, the Group held non-marketable equity securities in the amount of $90.7, which represents the cost under the measurement alternative.

As of December 31, 2023 and December 31, 2024 investments in non-marketable equity securities primarily included an investment of $89.7 in ClickHouse Inc., a company specializing in open-source database management system services. In 2022, the Company lost significant influence over ClickHouse Inc. As a result, the investment is accounted for under the measurement alternative, recorded at its initial cost less impairment, with the initial cost determined on the date of transfer from the equity method.

For the years ended December 31, 2022, 2023, and 2024, the Group recorded impairment and downward adjustments of $7.7, nil, and nil, respectively, for non-marketable equity securities measured under the measurement alternative.